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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_] ; Amendment Number: ----------
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sound Shore Management, Inc.
Address: 8 Sound Shore Drive, Suite 180
         Greenwich, CT 06830

Form 13F File Number: 028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lowell Haims
Title: Chief Administrative Officer
Phone: (203) 629-1980

Signature, Place, and Date of Signing:

     /s/ Lowell Haims           Greenwich, CT            February 2, 2012
 ------------------------  ------------------------  ------------------------
       (Signature)              (City, State)                 (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

 Form 13F File Number                   Name
 --------------------                   -------------------------------------
 028-01190                              Frank Russell Company

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                             FORM 13F SUMMARY PAGE

Report Summary: Sound Shore Management, Inc.

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            55

Form 13F Information Table Value Total:   $ 5,135,125
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No.      Form 13F File number            Name
---      --------------------            ----------------------
1.       028-10338                       One Compass Advisors

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
               REPORTING MANAGER: SOUND SHORE MANAGEMENT, INC., 8 SOUND SHORE DRIVE, SUITE 180, GREENWICH, CT 06830
                                                                                                                         12/31/2011

                                                                                ITEM 6                            ITEM 8
                                 ITEM 2                                  INVESTMENT DISCRETION               VOTING AUTHORITY
                                 TITLE   ITEM 3     ITEM 4              -----------------------        ----------------------------
            ITEM 1                 OF    CUSIP    MKT. VALUE   ITEM 5      SOLE    SHARED OTHER ITEM 7    SOLE    SHARED    NONE
NAME OF ISSUER                   CLASS   NUMBER    X $1000     SHARES      (A)      (B)    (C)  MGRS.     (A)      (B)      (C)
-------------------------------- ------ --------- ---------- ---------- ---------- ------ ----- ------ ---------- ------ ----------
Abbott Laboratories              COMMON 002824100   170,841   3,038,261  3,038,261   0      0           2,339,261   0      699,000
AES Corporation                  COMMON 00130H105   164,988  13,934,820 13,934,820   0      0          10,652,720   0    3,282,100
Altria Group Inc.                COMMON 02209S103       242       8,150      8,150   0      0               8,150   0            0
Apollo Group, Inc.               COMMON 037604105       269       5,000      5,000   0      0               5,000   0            0
Applied Materials                COMMON 038222105   112,264  10,482,180 10,482,180   0      0           8,053,580   0    2,428,600
Bank of America Corporatio       COMMON 060505104   101,314  18,221,990 18,221,990   0      0          14,117,190   0    4,104,800
Barrick Gold Corporation         COMMON 067901108    49,174   1,086,725  1,086,725   0      0             839,025   0      247,700
Chubb Corporation                COMMON 171232101       346       5,000      5,000   0      0               5,000   0            0
Cintas Corporation               COMMON 172908105    62,468   1,794,532  1,794,532   0      0           1,391,832   0      402,700
CitiGroup, Inc.                  COMMON 172967424   142,313   5,409,084  5,409,084   0      0           4,161,324   0    1,247,760
Comcast Corporation Class A      COMMON 20030N101   153,901   6,490,989  6,490,989   0      0           4,924,389   0    1,566,600
Credit Suisse Group              COMMON 225401108   101,878   4,338,937  4,338,937   0      0           3,371,837   0      967,100
CVS Caremark Corporation         COMMON 126650100   178,422   4,375,235  4,375,235   0      0           3,353,735   0    1,021,500
Delta Air Lines, Inc.            COMMON 247361702    96,120  11,881,297 11,881,297   0      0           9,038,297   0    2,843,000
Devon Energy Corporation         COMMON 25179M103   154,571   2,493,080  2,493,080   0      0           1,901,180   0      591,900
Diamond Offshore Drilling, Inc.  COMMON 25271C102     1,078      19,500     19,500   0      0              19,500   0            0
DIRECTV Group Inc                COMMON 25490A101       668      15,626     15,626   0      0              15,626   0            0
Exelon Corporation               COMMON 30161N101   160,514   3,701,042  3,701,042   0      0           2,854,442   0      846,600
Exxon Mobil Corp                 COMMON 30231G102       301       3,548      3,548   0      0               3,548   0            0
Frontier Communications Co       COMMON 35906A108       198      38,500     38,500   0      0              38,500   0            0
General Motors Company           COMMON 37045V100   132,901   6,556,531  6,556,531   0      0           5,001,131   0    1,555,400
Goldman Sachs Group Inc          COMMON 38141G104       244       2,700      2,700   0      0               2,700   0            0
Intl Business Machines           COMMON 459200101       377       2,048      2,048   0      0               2,048   0            0
Jabil Circuit, Inc.              COMMON 466313103       393      20,000     20,000   0      0              20,000   0            0
JetBlue Airways Corporation      COMMON 477143101       286      55,000     55,000   0      0              55,000   0            0
Life Technologies Corporation    COMMON 53217V109   147,481   3,790,304  3,790,304   0      0           2,919,204   0      871,100
Lowe's Companies, Inc.           COMMON 548661107   155,677   6,133,862  6,133,862   0      0           4,667,462   0    1,466,400
Marsh & McLennan Companies Inc.  COMMON 571748102   152,141   4,811,552  4,811,552   0      0           3,691,452   0    1,120,100
Merck & Co. Inc.                 COMMON 58933Y109       317       8,400      8,400   0      0               8,400   0            0
MetLife Inc.                     COMMON 59156R108   130,341   4,180,267  4,180,267   0      0           3,233,667   0      946,600
Microsoft Corp                   COMMON 594918104   166,112   6,398,780  6,398,780   0      0           4,922,280   0    1,476,500
Novartis AG ADR                  COMMON 66987V109   119,511   2,090,442  2,090,442   0      0           1,638,442   0      452,000
Owens-Illinois, Inc.             COMMON 690768403   106,224   5,481,101  5,481,101   0      0           4,107,101   0    1,374,000
Pfizer Inc.                      COMMON 717081103   159,288   7,360,813  7,360,813   0      0           5,690,213   0    1,670,600
Phillip Morris International     COMMON 718172109       561       7,150      7,150   0      0               7,150   0            0
PNC Financial Services Group     COMMON 693475105       248       4,300      4,300   0      0               4,300   0            0
Public Service Enterprise Group  COMMON 744573106    65,790   1,993,030  1,993,030   0      0           1,504,330   0      488,700
Research in Motion Limited       COMMON 760975102       203      14,000     14,000   0      0              14,000   0            0
Sanofi ADR                       COMMON 80105N105   134,502   3,680,950  3,680,950   0      0           2,841,350   0      839,600
Charles Schwab Corporation       COMMON 808513105   131,407  11,670,254 11,670,254   0      0           8,865,254   0    2,805,000
Southwest Airlines Company       COMMON 844741108   134,380  15,698,588 15,698,588   0      0          12,078,388   0    3,620,200
State Street Corporation         COMMON 857477103   159,160   3,948,410  3,948,410   0      0           3,048,110   0      900,300
Sunoco, Inc.                     COMMON 86764P109   190,806   4,651,536  4,651,536   0      0           3,561,336   0    1,090,200
Symantec Corporation             COMMON 871503108   120,343   7,689,673  7,689,673   0      0           5,917,073   0    1,772,600
Sysco Corporation                COMMON 871829107   109,154   3,721,571  3,721,571   0      0           2,871,371   0      850,200
TJX Companies, Inc.              COMMON 872540109       726      11,250     11,250   0      0              11,250   0            0
Texas Instruments Inc.           COMMON 882508104   160,182   5,502,630  5,502,630   0      0           4,231,530   0    1,271,100
Time Warner, Inc.                COMMON 887317303   189,345   5,239,209  5,239,209   0      0           4,031,109   0    1,208,100
UnitedHealth Group Inc.          COMMON 91324P102    21,878     431,694    431,694   0      0             338,694   0       93,000
Visa, Inc.                       COMMON 92826C839   171,467   1,688,835  1,688,835   0      0           1,294,635   0      394,200
Wal-Mart Stores, Inc.            COMMON 931142103   167,882   2,809,268  2,809,268   0      0           2,125,068   0      684,200
Invesco Ltd.                     COMMON G491BT108   160,517   7,989,889  7,989,889   0      0           6,140,489   0    1,849,400
Weatherford International, Ltd.  COMMON H27013103   117,532   8,028,121  8,028,121   0      0           6,544,321   0    1,483,800
LyondellBasell Industries        COMMON N53745100    53,405   1,643,747  1,643,747   0      0           1,262,247   0      381,500
Flextronics International        COMMON Y2573F102   122,472  21,638,237 21,638,237   0      0          16,730,137   0    4,908,100

   Totals:                           55           5,135,125
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